Summary of Significant Accounting Policies - Risks and Uncertainties and Use of Estimates (Details)	12 Months Ended
Dec. 31, 2019 employee
Segment Reporting Information [Line Items]
Number of employees	8,100
Percent of employees located outside of the U.S.	17.00%
Percent of employees covered by collective bargaining agreements	40.00%
Number of employees covered by USW collective bargaining agreement expiring February 29, 2020	1,500